Convertible Notes - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions						1 Months Ended		2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Oct. 22, 2020 USD ($) $ / shares	Sep. 30, 2020 CAD ($)	Jun. 05, 2020 CAD ($) $ / shares shares	Jun. 05, 2020 USD ($) $ / shares shares	Aug. 14, 2019 CAD ($) $ / shares	Jul. 31, 2019 CAD ($)	May 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) Tranche $ / shares shares	Dec. 31, 2018 USD ($) Tranche $ / shares shares	Jun. 05, 2020 $ / shares	Dec. 31, 2019 USD ($) shares
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Term debt facility amount			$ 73,200
Secured convertible note converted to common shares			$ 73,200					$ 73,200				$ 73,227
Conversion price per common share | $ / shares																$ 1.00
Indebtedness under unsecured convertible notes				$ 3.0
Principal balance of secured convertible note convertible to common shares	$ 10.0
Conversion price | $ / shares	$ 0.1624
Weighted average price of common shares eight consecutive trading days volume, percentage	92.00%
Percentage of outstanding common shares	9.99%
Weighted average conversion price | $ / shares								$ 0.2468
Issuance of common shares | shares								296,700,000
Unsecured senior subordinated convertible notes convertible to common shares				$ 18.0
Purchase warrants to acquire common shares | shares			14,500,000	14,500,000
Initial exercise price of common share | $ / shares																0.9338
Proceeds from closure of private placement											$ 27,764	$ 18,070	$ 90,373
Issue of convertible notes											$ 3,232
Convertible debt converted into shares					$ 6,900
Conversion of debt conversion price | $ / shares					$ 13.84
Percentage of debt converted into shares					80.00%
Number of closed tranches of private placement | Tranche														3	3
Private placement of note, percentage														12.00%	12.00%
Proceeds from private placement of notes														$ 28,900
Number of each convertible into units consisting of common shares | shares														1.6	1.6
Number of each convertible into units consisting of common share purchase warrant | shares														0.8	0.8
Convertible notes maturing period														12 months	12 months
Convertible notes allocated to equity														$ 3,200
Convertible notes, principal amount													21,200				$ 2.5
Convertible notes, principal amount repaid to unit holders													$ 1,000				$ 2.4
Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Interest rate											12.00%			12.00%	12.00%
Issue of convertible notes											$ 3,232
Interest rate payable, percent											12.00%			12.00%	12.00%
Directors and Officers
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Issue of convertible notes														$ 7,000
Agent Warrants
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Purchase warrants to acquire common shares | shares			1,080,000	1,080,000
Initial exercise price of common share | $ / shares																$ 1.00
Ordinary Shares
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Equity units issued | shares													6,200,000				6,200,000
Warrants
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Equity units issued | shares													3,600,000				3,600,000
Top of Range
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Purchase warrants to acquire common shares amount			$ 17,500
Exercise price per warrant | $ / shares				$ 1.00
Indebtedness under unsecured convertible notes		$ 3,000	3,000
Common share purchase warrant holding period														12 months	12 months
Secured Convertible Note Warrants | Top of Range
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Purchase warrants to acquire common shares amount			$ 17,500
Exercise price per warrant | $ / shares				$ 1.20
Secured Convertible Note
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Maturity			June 5, 2022	June 5, 2022
Issue of convertible notes			$ 73,200
Unsecured Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Secured convertible note converted to common shares										$ 18.0
Maturity			June 5, 2022	June 5, 2022
Conversion price | $ / shares			$ 0.1624
Percentage of outstanding common shares			9.99%	9.99%
Weighted average conversion price | $ / shares									$ 0.2348
Issuance of common shares | shares										76,700,000
Weighted average price of common shares five consecutive trading days lowest volume, percentage			88.00%	88.00%
8% Senior Unsecured Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Interest rate							8.00%
Proceeds from closure of private placement							$ 92,600
Issue of convertible notes						$ 600							$ 93,192
Interest rate payable, percent							8.00%
8% Senior Unsecured Convertible Notes | Directors and Officers
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Issue of convertible notes						$ 100
CAD Offering
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Proceeds from private placement of notes														$ 22,200
USD Offering
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Proceeds from private placement of notes															$ 5.0
CAD Denominated Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Offering convertible price per unit | $ / shares														$ 3.91
USD Denominated Convertible Notes
Disclosure Of Detailed Information Of Convertible Notes [Line Items]
Offering convertible price per unit | $ / shares															$ 3.13